Segment Information (Segment Results) (Details) (USD $) In Thousands	3 Months Ended										12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues-external customer premiums											$ 32,712,323	$ 29,926,751	$ 28,064,844
Revenues, Investment income											329,332	296,317	220,215
Total services revenue											555,180	519,507	468,239
Total revenues	8,276,442	[1]	8,350,812	8,589,243	[2]	8,380,338	7,578,907	7,657,773	7,842,909	7,662,986	33,596,835	30,742,575	28,753,298
Operating expenses, Benefits											27,117,069	24,783,576	23,730,106
Operating expenses, Operating Costs											4,380,319	4,013,984	3,739,655
Operating expenses, Depreciation and amortization											244,825	237,412	210,400
Total operating expenses											31,742,213	29,034,972	27,680,161
Income from operations											1,854,622	1,707,603	1,073,137
Interest expense											105,060	105,843	80,289
Income before income taxes	174,492	[1]	622,290	535,854	[2]	416,926	398,700	469,348	439,950	293,762	1,749,562	1,601,760	992,848
Retail [Member]
Revenues-external customer premiums											19,052,712	18,348,538	16,948,690
Revenues, Investment income											80,525	88,013	60,399
Total services revenue											11,105	10,049	10,965
Total revenues											19,144,342	18,446,600	17,020,054
Operating expenses, Benefits											15,625,243	14,987,915	14,398,572
Operating expenses, Operating Costs											2,113,011	1,984,817	1,848,651
Operating expenses, Depreciation and amortization											117,219	115,102	101,663
Total operating expenses											17,855,473	17,087,834	16,348,886
Income from operations											1,288,869	1,358,766	671,168
Interest expense											0	0	0
Income before income taxes											1,288,869	1,358,766	671,168
Retail [Member] | Medicare Advantage [Member]
Revenues-external customer premiums											16,265,839	15,333,225	12,987,639
Retail [Member] | Medicare Stand-Alone PDP [Member]
Revenues-external customer premiums											1,960,063	2,322,432	3,375,636
Retail [Member] | Medicare [Member]
Revenues-external customer premiums											18,225,902	17,655,657	16,363,275
Retail [Member] | Military Services [Member]
Revenues-external customer premiums											0	0	0
Retail [Member] | Medicaid And Other [Member]
Revenues-external customer premiums											0	0	0
Retail [Member] | Provider [Member]
Total services revenue											0	0	0
Retail [Member] | ASO And Other [Member]
Total services revenue											11,105	10,049	10,965
Retail [Member] | Intersegment Revenues [Member]
Total services revenue											0	0	0
Products											0	0	0
Total intersegment revenues											0	0	0
Retail [Member] | Fully-Insured [Member]
Revenues-external customer premiums											745,329	638,044	519,077
Retail [Member] | Specialty [Member]
Revenues-external customer premiums											81,481	54,837	66,338
Retail [Member] | External Customers [Member]
Total revenues - external customers											19,063,817	18,358,587	16,959,655
Employer Group [Member]
Revenues-external customer premiums											9,078,903	7,466,589	7,264,699
Revenues, Investment income											42,205	47,573	36,515
Total services revenue											394,950	369,684	352,769
Total revenues											9,529,195	7,897,660	7,666,689
Operating expenses, Benefits											7,485,497	6,289,033	6,057,804
Operating expenses, Operating Costs											1,662,166	1,533,069	1,433,365
Operating expenses, Depreciation and amortization											93,478	88,861	78,872
Total operating expenses											9,241,141	7,910,963	7,570,041
Income from operations											288,054	(13,303)	96,648
Interest expense											0	0	0
Income before income taxes											288,054	(13,303)	96,648
Employer Group [Member] | Medicare Advantage [Member]
Revenues-external customer premiums											3,020,282	1,080,076	790,360
Employer Group [Member] | Medicare Stand-Alone PDP [Member]
Revenues-external customer premiums											4,598	4,986	4,764
Employer Group [Member] | Medicare [Member]
Revenues-external customer premiums											3,024,880	1,085,062	795,124
Employer Group [Member] | Military Services [Member]
Revenues-external customer premiums											0	0	0
Employer Group [Member] | Medicaid And Other [Member]
Revenues-external customer premiums											0	0	0
Employer Group [Member] | Provider [Member]
Total services revenue											0	0	0
Employer Group [Member] | ASO And Other [Member]
Total services revenue											394,950	369,684	352,769
Employer Group [Member] | Intersegment Revenues [Member]
Total services revenue											13,137	13,814	12,706
Products											0	0	0
Total intersegment revenues											13,137	13,814	12,706
Employer Group [Member] | Fully-Insured [Member]
Revenues-external customer premiums											5,168,713	5,547,114	5,650,326
Employer Group [Member] | Specialty [Member]
Revenues-external customer premiums											885,310	834,413	819,249
Employer Group [Member] | External Customers [Member]
Total revenues - external customers											9,473,853	7,836,273	7,617,468
Health And Well-Being Services [Member]
Revenues-external customer premiums											0	0	0
Revenues, Investment income											0	0	0
Total services revenue											34,104	16,412	14,845
Total revenues											8,819,617	8,968,327	11,357,455
Operating expenses, Benefits											0	0	0
Operating expenses, Operating Costs											8,575,077	8,767,686	11,187,070
Operating expenses, Depreciation and amortization											25,622	18,111	14,343
Total operating expenses											8,600,699	8,785,797	11,201,413
Income from operations											218,918	182,530	156,042
Interest expense											0	0	0
Income before income taxes											218,918	182,530	156,042
Health And Well-Being Services [Member] | Medicare Advantage [Member]
Revenues-external customer premiums											0	0	0
Health And Well-Being Services [Member] | Medicare Stand-Alone PDP [Member]
Revenues-external customer premiums											0	0	0
Health And Well-Being Services [Member] | Medicare [Member]
Revenues-external customer premiums											0	0	0
Health And Well-Being Services [Member] | Military Services [Member]
Revenues-external customer premiums											0	0	0
Health And Well-Being Services [Member] | Medicaid And Other [Member]
Revenues-external customer premiums											0	0	0
Health And Well-Being Services [Member] | Provider [Member]
Total services revenue											34,104	16,412	14,845
Health And Well-Being Services [Member] | ASO And Other [Member]
Total services revenue											0	0	0
Health And Well-Being Services [Member] | Intersegment Revenues [Member]
Total services revenue											7,493,941	8,002,820	10,505,782
Products											1,291,572	949,095	836,828
Total intersegment revenues											8,785,513	8,951,915	11,342,610
Health And Well-Being Services [Member] | Fully-Insured [Member]
Revenues-external customer premiums											0	0	0
Health And Well-Being Services [Member] | Specialty [Member]
Revenues-external customer premiums											0	0	0
Health And Well-Being Services [Member] | External Customers [Member]
Total revenues - external customers											34,104	16,412	14,845
Other Businesses [Member]
Revenues-external customer premiums											4,580,708	4,111,624	3,851,455
Revenues, Investment income											42,581	23,361	7,316
Total services revenue											115,021	123,362	89,660
Total revenues											4,738,310	4,258,347	3,948,431
Operating expenses, Benefits											4,252,333	3,704,460	3,438,619
Operating expenses, Operating Costs											475,463	431,051	420,459
Operating expenses, Depreciation and amortization											11,865	25,001	23,773
Total operating expenses											4,739,661	4,160,512	3,882,851
Income from operations											(1,351)	97,835	65,580
Interest expense											0	0	0
Income before income taxes											(1,351)	97,835	65,580
Other Businesses [Member] | Medicare Advantage [Member]
Revenues-external customer premiums											0	0	0
Other Businesses [Member] | Medicare Stand-Alone PDP [Member]
Revenues-external customer premiums											355,399	0	0
Other Businesses [Member] | Medicare [Member]
Revenues-external customer premiums											355,399	0	0
Other Businesses [Member] | Military Services [Member]
Revenues-external customer premiums											3,462,544	3,426,739	3,218,270
Other Businesses [Member] | Medicaid And Other [Member]
Revenues-external customer premiums											762,765	684,885	633,185
Other Businesses [Member] | Provider [Member]
Total services revenue											0	0	0
Other Businesses [Member] | ASO And Other [Member]
Total services revenue											115,021	123,362	89,660
Other Businesses [Member] | Intersegment Revenues [Member]
Total services revenue											0	0	0
Products											0	0	0
Total intersegment revenues											0	0	0
Other Businesses [Member] | Fully-Insured [Member]
Revenues-external customer premiums											0	0	0
Other Businesses [Member] | Specialty [Member]
Revenues-external customer premiums											0	0	0
Other Businesses [Member] | External Customers [Member]
Total revenues - external customers											4,695,729	4,234,986	3,941,115
Eliminations/Corporate [Member]
Revenues-external customer premiums											0	0	0
Revenues, Investment income											164,021	137,370	115,985
Total services revenue											0	0	0
Total revenues											(8,634,629)	(8,828,359)	(11,239,331)
Operating expenses, Benefits											(246,004)	(197,832)	(164,889)
Operating expenses, Operating Costs											(8,445,398)	(8,702,639)	(11,149,890)
Operating expenses, Depreciation and amortization											(3,359)	(9,663)	(8,251)
Total operating expenses											(8,694,761)	(8,910,134)	(11,323,030)
Income from operations											60,132	81,775	83,699
Interest expense											105,060	105,843	80,289
Income before income taxes											(44,928)	(24,068)	3,410
Eliminations/Corporate [Member] | Medicare Advantage [Member]
Revenues-external customer premiums											0	0	0
Eliminations/Corporate [Member] | Medicare Stand-Alone PDP [Member]
Revenues-external customer premiums											0	0	0
Eliminations/Corporate [Member] | Medicare [Member]
Revenues-external customer premiums											0	0	0
Eliminations/Corporate [Member] | Military Services [Member]
Revenues-external customer premiums											0	0	0
Eliminations/Corporate [Member] | Medicaid And Other [Member]
Revenues-external customer premiums											0	0	0
Eliminations/Corporate [Member] | Provider [Member]
Total services revenue											0	0	0
Eliminations/Corporate [Member] | ASO And Other [Member]
Total services revenue											0	0	0
Eliminations/Corporate [Member] | Intersegment Revenues [Member]
Total services revenue											(7,507,078)	(8,016,634)	(10,518,488)
Products											(1,291,572)	(949,095)	(836,828)
Total intersegment revenues											(8,798,650)	(8,965,729)	(11,355,316)
Eliminations/Corporate [Member] | Fully-Insured [Member]
Revenues-external customer premiums											0	0	0
Eliminations/Corporate [Member] | Specialty [Member]
Revenues-external customer premiums											0	0	0
Eliminations/Corporate [Member] | External Customers [Member]
Total revenues - external customers											0	0	0
Medicare Advantage [Member]
Revenues-external customer premiums											19,286,121	16,413,301	13,777,999
Medicare Stand-Alone PDP [Member]
Revenues-external customer premiums											2,320,060	2,327,418	3,380,400
Medicare [Member]
Revenues-external customer premiums											21,606,181	18,740,719	17,158,399
Military Services [Member]
Revenues-external customer premiums											3,462,544	3,426,739	3,218,270
Medicaid And Other [Member]
Revenues-external customer premiums											762,765	684,885	633,185
Provider [Member]
Total services revenue											34,104	16,412	14,845
ASO And Other [Member]
Total services revenue											521,076	503,095	453,394
Intersegment Revenues [Member]
Total services revenue											0	0	0
Products											0	0	0
Total intersegment revenues											0	0	0
Fully-Insured [Member]
Revenues-external customer premiums											5,914,042	6,185,158	6,169,403
Specialty [Member]
Revenues-external customer premiums											966,791	889,250	885,587
External Customers [Member]
Total revenues - external customers											$ 33,267,503	$ 30,446,258	$ 28,533,083

[1]	Includes an expense of $138.9 million ($88.0 million after tax, or $0.52 per diluted common share) associated with reserve strengthening for our closed block of long-term care policies acquired in connection with the 2007 acquisition of KMG America Corporation as more fully described in Note 18 to the consolidated financial statements.
[2]	Includes an expense of $147.5 million ($93.4 million after tax, or $0.55 per diluted common share) for the write-down of deferred acquisition costs associated with our individual major medical policies as more fully described in Note 18 to the consolidated financial statements.